Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net earnings	$ 284.3	$ 210.0
Adjustments for items not involving cash:
Amortization	218.4	190.2
Reversal of impairment (Note 9)	(57.1)	0.0
Foreign exchange gain	(8.0)	(1.9)
Current income tax expense	98.7	52.7
Deferred income tax expense	119.2	31.0
Share-based compensation	31.7	21.7
Finance expense	3.8	2.5
Unrealized loss on commodity derivatives	24.2	0.9
Other items (Note 22)	11.0	11.8
Changes in working capital and taxes paid (Note 22)	(65.1)	(46.2)
Cash flows from (used in) operating activities	661.1	472.7
INVESTING ACTIVITIES
Mineral property, plant and equipment	(417.6)	(348.9)
Interest capitalized to mineral, property, plant and equipment	(7.7)	0.0
Proceeds from disposition of equity securities	1.0	0.1
Investment in equity securities	(11.6)	(2.8)
Investment in equity securities	(30.2)	0.0
Transaction costs on asset acquisitions (Note 9)	(1.0)	(0.2)
Cash flows from (used in) investing activities	(467.1)	(351.8)
FINANCING ACTIVITIES
Proceeds from draw down of credit facility	250.0	0.0
Repayment of debt and accrued interest assumed on Argonaut acquisition (Note 6)	(308.3)	0.0
Dividends paid	(35.1)	(35.3)
Credit facility interest and transaction fees (Note 19)	(2.7)	0.0
Lease payments (Note 15)	(10.6)	0.0
Proceeds from issuance of flow-through shares	10.5	0.0
Proceeds from the exercise of options and warrants	6.8	9.3
Cash flows from (used in) financing activities	(89.4)	(26.0)
Effect of exchange rates on cash and cash equivalents	(2.2)	0.1
Increase in cash and cash equivalents	102.4	95.0
Cash and cash equivalents - beginning of year	224.8	129.8
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 327.2	$ 224.8